EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Tables)	3 Months Ended
Jun. 30, 2026
Schedule of exploration and evaluation expenses
	IKE	JOY	DUKE	OTHER	TOTAL
Three Months Ended June 30, 2026	($)	($)	($)	($)	($)
Assays and analysis	1,692	–	8,763	–	10,455
Drilling	–	–	29,847	10,952	40,799
Environmental	–	–	107	–	107
Equipment rental	4,050	–	2,521	6,262	12,833
Geological, including geophysical	780	–	17,491	40,059	58,330
Graphics	–	–	126	–	126
Operations support	3,784	–	16,852	2,319	22,955
Property acquisition and assessments costs	–	–	139	100,000	100,139
Socioeconomic	2,401	–	6,815	13,780	22,996
Travel and accommodation	–	–	25,688	4,442	30,130
Total	12,707	–	108,349	177,814	298,870
	IKE	JOY	DUKE	OTHER	TOTAL
Three Months Ended June 30, 2025	($)	($)	($)	($)	($)
Assays and analysis	32,389	133,114	53,377	24,400	243,280
Drilling	424	357,201	1,568,494	–	1,926,119
Environmental	330	8,087	8,797	–	17,214
Equipment rental	–	2,470	8,129	2,182	12,781
Freight	–	84,564	81,521	–	166,085
Geological, including geophysical	43,862	370,524	568,944	56,065	1,039,395
Graphics	106	6,521	–	43	6,670
Helicopter and fuel	–	341,149	1,030,136	–	1,371,285
Operations support	6,744	427,305	396,249	–	830,298
Property acquisition and assessments costs	4,225	15,024	4,745	105,200	129,194
Socioeconomic	8,952	145,095	22,500	825	177,372
Technical data	–	–	146	–	146
Travel and accommodation	485	132,139	509,979	4,922	647,525
Total	97,517	2,023,193	4,253,017	193,637	6,567,364